Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Amortisation, intangible assets other than goodwill	$ 8,064	$ 8,427
Impairment of intangible assets	$ 597	$ 10